Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

Note 10 - INTANGIBLE ASSETS

Digital assets are presented separately in Note 9 – Digital Assets and are not included in the intangible assets balances below. Intangible assets for the years ended December 31, 2025 and 2024 are composed of the following:

	December 31,
	2025	2024
Customer relationships	€1,500	€-
Broadcasting rights/sports titles/stadium lease	2,675	75
Brand	9,640	710
Player contracts	5,155	130
Other	-	-
Subtotal	18,970	915
Less accumulated amortization	(1,301)	(134)
Net	17,669	781
Goodwill	10,074	75
Impairment of intangibles	(15,912)	-
Total	€11,831	€856

The total amortization expense of intangible assets for the years ended December 31, 2025, 2024 and 2023 were €1,171, €80, and €84 respectively.

The cost of and amortization methods and periods used by the Company for customer relationships, broadcasting rights and other intangible assets are disclosed in Note 2 under Intangible Assets.

The asset’s useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.